DEBT - Debt and Lease Restrictions (Details) (USD $)			1 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 acquisition	Apr. 30, 2013 Subsequent event Debt_Facility
Debt and lease restrictions:
Restrictive covenants, minimum amount of cash and cash equivalents	$ 25,000,000
Number of debt facilities receiving waivers			2
Maximum number of acquisitions permitted in waiver covenant		2